Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Product revenue	$ 220,488,000	$ 97,844,000	$ 118,015,000
Service and other revenue	4,407,000	5,460,000	12,554,000
Revenue	224,895,000	103,304,000	130,569,000
Cost of revenue and expenses:
Cost of product revenue	176,550,000	85,232,000	101,053,000
Research and development	59,413,000	52,777,000	76,580,000
General and administrative	48,204,000	35,201,000	40,319,000
Sales and marketing	20,949,000	17,496,000	25,489,000
Restructuring, termination and other exit costs (note 14)	19,000,000	0	0
Foreign exchange (gain) loss	6,408,000	(11,601,000)	(3,433,000)
Depreciation and amortization (notes 10 and 11)	11,308,000	11,736,000	15,536,000
Impairments on long lived assets, net (notes 8, 10, 11 and 12)	4,843,000	22,722,000	29,604,000
Provision for inventory purchase commitments (note 21(b))	0	0	4,106,000
Cost of revenue and expenses	346,675,000	213,563,000	289,254,000
Loss from operations	(121,780,000)	(110,259,000)	(158,685,000)
Income from investments accounted for by the equity method	5,838,000	17,551,000	15,863,000
Interest on long-term debt and amortization of discount	(10,773,000)	(5,529,000)	(5,849,000)
Bargain purchase gain from acquisition (note 5)	35,808,000	0	0
Interest and other income (expense), net of bank charges	(1,656,000)	(186,000)	114,000
Loss before income taxes	(92,563,000)	(98,423,000)	(148,557,000)
Income tax expense (recovery)(note 19):
Current	2,002,000	1,245,000	606,000
Deferred	3,008,000	(514,000)	(1,185,000)
Income tax expense (recovery)	5,010,000	731,000	(579,000)
Net loss for the year	(97,573,000)	(99,154,000)	(147,978,000)
Other comprehensive income (loss):
Cumulative translation adjustment	1,295,000	(16,889,000)	(15,201,000)
Comprehensive loss	$ (96,278,000)	$ (116,043,000)	$ (163,179,000)
Loss per share:
Basic and diluted (in dollars per share)	$ (1.07)	$ (1.55)	$ (2.34)
Weighted average common shares outstanding:
Basic and diluted (in shares)	91,028,504	64,109,703	63,130,022